OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LONG-TERM LIABILITIES
Schedule of other long-term liabilities

	As of December 31,
	2021	2022

Consideration payable for acquisitions	261,000	7,644
Asset retirement obligations	96,862	102,591
Deferred revenue – non-current (Note 4)	44,908	29,703
Deferred government grants	22,245	30,741
Others	114,285	97,574
Total	539,300	268,253